Employee Benefit Plan, Summary of Accounting Policy - EBP	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Accounting
The accompanying financial statements are presented on the accrual basis of accounting.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements and related disclosures. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
The Plan holds an interest in the assets of the Master Trust, which is reported at fair value with the exception of fully benefit-responsive investment contracts that are presented at contract value. Net assets and investment income are allocated to the individual plans based upon their interests in each of the underlying participant-directed investments. The Plan’s investments in the Master Trust consist of various mutual funds, collective trusts, and common stock presented at fair value. Valuation methodologies for each type of investment are discussed within Note 7, Fair Value Measurements.
The Plan’s investments in the Master Trust also consist of synthetic guaranteed investment contracts (“GICs”). An investment contract is generally permitted to be valued at contract value, rather than fair value, to the extent it is fully benefit-responsive, because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. Contract value represents contributions made to the contract, plus earnings, less participant withdrawals and administrative expenses. Synthetic GICs are fully benefit-responsive investment contracts that are included at contract value in the investments of the Plan and in the statements of net assets available for benefits.
Purchases and sales of investments are reflected on a trade-date basis. In accordance with the policy of stating investments at fair value, the net appreciation/(depreciation) in the fair value of investments reflects both realized gains or losses and the change in the unrealized appreciation/(depreciation) of investments held at year-end. Realized gains or losses from security transactions are reported on the average cost method. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.
On October 2, 2023, the EBAB filed a claim on behalf of the Kraft Heinz Defined Contribution Master Trust in the proposed settlement of the Kraft Heinz Securities Litigation class action. The settlement class, subject to limited exclusions, consisted of all persons or entities who purchased or otherwise acquired Kraft Heinz common stock or call options on Kraft Heinz common stock, or sold put options on Kraft Heinz common stock, from November 6, 2015, through August 7, 2019. On May 15, 2025, the Kraft Heinz Securities Litigation Settlement Fund issued to the Kraft Heinz Defined Contribution Master Trust an initial distribution (the "Securities Litigation Settlement Distribution") in the amount of $10.2 million. This is shown within “Other additions from Master Trust” on the statement of changes in net assets available for benefits. These funds were received in suspense by the Plan. The portion of this initial distribution available to the Plan is not yet known. The unallocated assets are pending an allocation analysis among the participants and beneficiaries in the Plan and the Kraft Heinz Union Savings Plan (the “Kraft Heinz Plans”). Upon completion of the analysis, the settlement proceeds and the related earnings will be allocated between the Kraft Heinz Plans. As of the year ended
December 31, 2025, The Securities Litigation Settlement Distribution had related earnings of $0.2 million. On April 21, 2026, a final distribution was received in the amount of $1.2 million (Note 9, Subsequent Events).
Risks and Uncertainties
The Plan and the Master Trust provide for various investment options. Investments, in general, are exposed to various risks, such as interest rate risk, credit risk, liquidity risk, and overall market volatility. Due to the level of risk associated with certain investments and the sensitivity of certain fair value estimates to changes in valuation assumptions, it is reasonably possible that changes in the values of investments will occur in the near term and that these changes could materially affect participants’ account balances and the amounts reported in the financial statements.
Benefits Paid
Benefit payments to participants are recorded upon distribution.
Notes Receivable from Participants
Notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest, with no allowance for credit losses, as repayments of principal and interest are received through payroll deductions, and the notes are collateralized by the participants’ account balances.

EBP, Description of Plan	PLAN DESCRIPTION:
General
The Kraft Heinz Savings Plan (the “Plan”) is a defined contribution plan covering eligible salaried and non-union hourly employees actively employed by certain subsidiaries of The Kraft Heinz Company (the “Company” and, together with its subsidiaries, “Kraft Heinz”). Participants should refer to the Plan document for a more complete description of the Plan’s provisions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the U.S. Internal Revenue Code of 1986, as amended (the “Code”). The following description of the Plan provides only general information.
Kraft Heinz Foods Company (“KHFC”), a wholly-owned subsidiary of the Company, is the sponsor of the Plan, and the Employee Benefits Administration Board of the Company (“EBAB”) is responsible for the day-to-day administration and investment operations of the Plan. EBAB is responsible for selecting the investment options in which participants elect to invest their Plan accounts, appointing investment managers to manage one or more of the investment options, and monitoring the performance of the investment options. The Plan also vests EBAB with authority to control and manage the non-investment operations of the Plan. EBAB appointed Newport Trust Company (“Newport”) as the independent fiduciary and investment manager of the Kraft Heinz stock fund of the Plan (the “Stock Fund”). Effective April 14, 2022, the Stock Fund was frozen to new investments (i.e. no future contributions or balance transfers may be made into the Stock Fund).
Throughout the year, employees transfer to various departments within Kraft Heinz, which may result in the employee becoming eligible or, if he or she was already participating in the Plan, ineligible, to participate in the Plan. The provisions of the plans sponsored by Kraft Heinz (including the Plan) provide that when an employee becomes ineligible for their current plan and eligible for a different plan due to a transfer, the employee’s account balance in that plan will follow them and transfer to the plan for which the employee is now eligible. This may result in a transfer to or from the Plan. This is shown as a “Transfer from Kraft Heinz Union Savings Plan” on the statement of changes in net assets available for benefits.
Master Trust
Assets of the Plan are co-invested with the assets of other defined contribution plans sponsored by KHFC in a commingled investment fund known as the Kraft Heinz Defined Contribution Master Trust (the “Master Trust”) for which Fidelity Management Trust Company (the “Trustee”) serves as the trustee. As of December 31, 2025 and December 31, 2024, the other defined contribution plans in the Master Trust included the Savings Plan for Puerto Rico Employees of Kraft Foods Group, Inc. and the Kraft Heinz Union Savings Plan.
Eligibility
Regular full-time employees are eligible to participate in the Plan beginning on their employment commencement date, subject to any probationary period for the specific work unit. Other employees are eligible to participate after the completion of 1,000 hours of service. Employees are not eligible to participate in the Plan unless they are employed by KHFC or an affiliate that has adopted the Plan and are not covered by a collective bargaining agreement.
Participant Contributions
Participant contributions to the Plan may be either tax-deferred, after-tax, Roth 401(k), or a combination thereof (“Participant Contributions”). The total of Participant Contributions may not exceed 75% of a participant’s compensation.
Participant Contributions made by certain highly compensated participants may be limited under the Code. Direct tax-deferred and Roth 401(k) contributions by any participant under the Plan and any other qualified cash or deferred arrangement were limited to $23,500 ($31,000 if over age 50 by year end) in 2025. Total employer and employee contributions to the Plan were limited to $70,000 ($77,500 if over age 50 by year end) or 100% of the participant’s compensation, whichever is less in 2025.

Effective January 1, 2025, the Plan was amended to provide for increased catch-up contributions for participants age 60 to 63, as permitted under the SECURE 2.0 Act of 2022. These contributions were limited to $11,250 in 2025.
Automatic Enrollment and Escalation
The Plan includes a qualified automatic contribution arrangement, pursuant to which all eligible employees are enrolled automatically with a 6% tax-deferred contribution rate unless the employee elects otherwise. These contributions are invested in the Plan’s default investment option unless the employee makes a different investment election.
The default investment option is a BlackRock LifePath Index Funds G that corresponds with the year the participant will reach age 65. Starting the first year after a participant is automatically enrolled in the Plan, the participant’s tax-deferred contribution rate is automatically increased by 1% annually, up to a maximum of 10%. This occurs with the first payroll period in January of each year, and participants may decline these rate increases or elect a different rate. Participants may also elect to have their deferral contributions automatically increased each year by a percentage (between 1% and 10%) and at a time of their choosing, up to a maximum of the Plan or Code limits. Employees may opt out of the automatic enrollment, stop contributions, modify their contribution rate or type, or change their investment elections at any time.
Employer Contributions
Kraft Heinz contributes one dollar for every dollar of employee contribution to the Plan up to 2% of eligible pay, plus 50 cents for every dollar of employee contribution that is between 2% and 6% of eligible pay, for a maximum matching contribution of 4% of eligible pay each year (“Kraft Heinz Matching Contributions”). Beginning January 1st 2024, as part of the SECURE 2.0 Act, a Company match of up to 4% of eligible pay each year is made on qualified employee student loan payments. In no way will a participant’s Matching Contributions for a Plan Year exceed 4% of eligible pay. Kraft Heinz Matching Contributions are invested in accordance with each participant’s current investment election in effect at the time of the contribution, or to the Plan’s default fund in the absence of an investment election.
The Company makes an additional non-elective contribution equal to 3% of eligible pay each year (“Kraft Heinz Non-Elective Contribution”). To receive the Kraft Heinz Non-Elective Contribution, an employee must be employed by Kraft Heinz on the last day of the calendar year, unless they terminate employment during the year after reaching age 55 with at least five years of service with Kraft Heinz, because of disability or death, or because of an applicable Kraft Heinz-designated job elimination, plant shutdown or closing of a unit, permanent layoff in connection with a reduction in force, or sale or other disposition of all or a portion of a business or product line to a purchaser, transferee, or acquirer.
The amount paid in 2026 related to the Kraft Heinz Non-Elective Contribution for 2025 was $32.3 million. $4.2 million of this was funded using forfeitures. The net amount is included in the employer contributions receivable on the statements of net assets available for benefits as of December 31, 2025.
Participant Accounts
The participants’ accounts are credited with Participant Contributions, Kraft Heinz Matching Contributions, Kraft Heinz Non-Elective Contributions, and Plan earnings and charged with benefit payments, allocation of Plan losses, and administrative expenses, as applicable. Each participant has the right to direct the investment of their account to any of the investment options available under the Plan. Alternatively, a participant can elect to have Fidelity Portfolio Advisory Service direct the investment of their account.
The Kraft Heinz Matching Contributions and Kraft Heinz Non-Elective Contributions are based on participants’ eligible earnings while each participant’s investment earnings are determined by the results of the underlying investments selected by the participant. The participant is entitled to the participant’s vested account balance.
Employee Stock Ownership Plan
The employee stock ownership plan (“ESOP”) portion of the Plan permits participants who have an investment in the Stock Fund, to elect, no later than the business day immediately preceding an ex-dividend date with respect to a cash dividend payable on shares of the Company common stock, to have the portion of the dividend that qualifies as a dividend for U.S. federal income tax purposes paid to them in cash or have the dividend reinvested in additional units of the Stock Fund.
Voting Rights for Employer Stock
Each participant is entitled to exercise voting rights with respect to the shares allocated to their account. Participant votes are tabulated by the transfer agent and communicated to the Trustee. The Trustee generally is required to vote any allocated shares for which instructions have not been given by a participant in the same proportion for which the Trustee received participant direction.
Vesting
The portion of a participant’s account that includes Participant Contributions, rollover contributions, dividends paid on investments in the Stock Fund, and related earnings is fully vested at all times.
Kraft Heinz Matching Contributions and Kraft Heinz Non-Elective Contributions made during or after 2016 vest after two years of service. However, regardless of a participant’s years of service, the Kraft Heinz Matching Contribution and Kraft Heinz Non-Elective Contribution accounts will vest immediately if the participant reaches age 65 while employed by Kraft Heinz, or if the participant terminates employment with Kraft Heinz after the beginning of the year in which he or she reaches age 55, due to disability or death, or due to an applicable Company-designated job elimination, plant shutdown or closing of a unit, permanent layoff in connection with a reduction in force, or sale or other disposition of all or a portion of a business or product line to a purchaser, transferee, or acquirer.
Withdrawals and Distributions
A participant’s after-tax (excluding Roth 401(k)) and rollover contributions, plus related earnings, are available for withdrawal at any time. Tax-deferred and Roth 401(k) contributions, and related earnings, are not eligible for withdrawal until the participant reaches age 59½ or terminates employment, unless the participant qualifies for a hardship withdrawal or becomes disabled, as defined in the Plan. In 2016, the Kraft Foods Group, Inc. Thrift Plan (“Legacy Thrift Plan”) merged with the Plan. Matching contributions made to the Legacy Thrift Plan before 2016 are available for withdrawal once the participant reaches age 59½ or has 60 months of continuous participation in the Plan. Kraft Heinz Matching Contributions and Kraft Heinz Non-Elective Contributions, and related earnings, are not eligible for withdrawal until the participant reaches age 59½ or terminates employment, unless the participant becomes disabled, as defined in the Plan.

Effective January 1, 2025, the Plan was amended to allow an Employee to request a qualified birth or adoption distribution (“QBAD”), pursuant to the SECURE 2.0 Act of 2022. The total QBAD a Participant can receive with respect to a child or eligible adoptee is limited to the balance of the Participant’s vested accounts or $5,000, whichever is less.
Forfeitures
If a participant terminates employment, any non-vested Company contributions are forfeited when the participant has a five-year break in service, or, if earlier, when the participant receives a distribution of their entire vested balance. The forfeited amounts are restored if the participant is rehired before incurring a five-year break in service and repays the full amount of any earlier distribution. Benefits also may be forfeited if EBAB is unable to locate a participant, after following its missing participant search procedures, subject to reinstatement if the participant is located or a beneficiary makes a valid claim for the benefit. Forfeitures may be used to restore forfeited amounts to other participants, offset Kraft Heinz Matching Contributions and Kraft Heinz Non-Elective Contributions, and pay certain expenses.
Notes Receivable from Participants
Actively employed participants may request a loan from their accounts. The minimum loan is $1,000, and the maximum is 50% of the vested value of the participant’s account, or, if less, $50,000 reduced by the participant’s highest outstanding loan balance in the preceding 12 months. New loans requested on or after January 1, 2018 are limited to the balance in the participant’s tax deferred account, Roth savings account, after tax account, and rollover account, and the portion of the participant’s in-plan conversion account attributable to such accounts. Participants are charged a $50 loan processing fee. The interest rate is set based on the Reuters prime rate in effect on the last day of the month before the loan is issued plus 1%. Subject to exceptions for participant loans of plans that were merged into the Plan, participants may not have more than one outstanding loan at a time.
Outstanding loans, which are secured by the participant’s interest in the Plan, are repaid through payroll deductions, subject to rules permitting prepayment. Loans may have a repayment term of up to five years (15 years for primary residence loans).
In the event of default, as described by the Plan, participants are considered to have received a distribution and are subject to income taxes on the distributed amount. Participants also may be subject to an additional 10% penalty tax on the taxable distribution if it occurs prior to age 59½.
Plan Termination
KHFC reserves the right, subject to the applicable provisions of ERISA and the Code, to amend (retroactively or otherwise) the Plan, reduce or suspend Kraft Heinz Matching Contributions and/or Kraft Heinz Non-Elective Contributions to the Plan or terminate the Plan. Such actions may be taken at any time, with or without notice to participants. However, no such action may deprive any participant or beneficiary under the Plan of any vested right. In the event the Plan is terminated or partially terminated (within the meaning of the Code), each affected participant will become fully vested in their entire account.
Administrative Expenses
The Plan pays reasonable expenses including record keeping fees, administrative charges, professional fees, trustee fees, brokerage fees, commissions, and expenses incident to the income or assets of the Master Trust or the purchase or sale of securities by the Trustee from the assets of the Master Trust unless paid by Kraft Heinz.

EBP, Fully Benefit-Responsive Investment Contract	GUARANTEED INVESTMENT CONTRACTS HELD BY MASTER TRUST:
The Master Trust holds investments in synthetic GICs as part of the Interest Income Fund investment option.
The synthetic GICs provide a fixed return on principal over a specified period of time through fully benefit-responsive investment contracts or wrapper contracts issued by a third party. The portfolio of assets underlying the synthetic GICs includes mortgage-backed securities, U.S. government securities, asset-backed securities, corporate bonds, agency bonds, and a short-term investment fund in 2025 and 2024. The contract value of the synthetic GICs held by the Master Trust was $222.5 million and $227.6 million as of December 31, 2025 and December 31, 2024, respectively.
The crediting interest rates for the synthetic GICs are calculated on a monthly basis (or more frequently if necessary) using the contract value and the value, yield, and duration of the underlying securities, but cannot be less than zero.
There are certain events not initiated by Plan participants that limit the ability of the Plan to transact with the issuer of a synthetic GIC at its contract value. Specific coverage provided by each synthetic GIC may be different from each issuer and can be found in the individual synthetic GICs held by the Plan. Examples of these events include, but are not limited to: the Plan’s failure to qualify under the Code; full or partial termination of the Plan; involuntary termination of employment as a result of a corporate merger, divestiture, spin-off, or other significant business restructuring, which may include early retirement incentive programs or bankruptcy; changes to the Plan’s administration that decrease employee or employer contributions, including the establishment of a competing plan by the Plan sponsor, the introduction of a competing investment option, or other Plan amendments that have not been approved by the contract issuers; dissemination of a participant communication that is designed to induce participants to transfer assets from the stable value option; and events resulting in a material and adverse financial impact on the contract issuer, including changes in the Code, laws, or regulations.
As of the date of this filing, EBAB does not believe that the occurrence of any of these events, which would limit the Plan’s ability to transact with the issuer of a synthetic GIC at its contract value with participants, is probable.
Contract issuers are not allowed to terminate any of the above synthetic GICs and settle at an amount different from contract value unless there is a breach of the contract that is not corrected within the applicable cure period. Actions that will result in a breach (after any relevant cure period) include, but are not limited to: material misrepresentation; failure to pay synthetic GIC fees or any other payment due under the contract; and failure to adhere to investment guidelines.

EBP, Description of Plan	PLAN DESCRIPTION:
General
The Kraft Heinz Savings Plan (the “Plan”) is a defined contribution plan covering eligible salaried and non-union hourly employees actively employed by certain subsidiaries of The Kraft Heinz Company (the “Company” and, together with its subsidiaries, “Kraft Heinz”). Participants should refer to the Plan document for a more complete description of the Plan’s provisions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the U.S. Internal Revenue Code of 1986, as amended (the “Code”). The following description of the Plan provides only general information.
Kraft Heinz Foods Company (“KHFC”), a wholly-owned subsidiary of the Company, is the sponsor of the Plan, and the Employee Benefits Administration Board of the Company (“EBAB”) is responsible for the day-to-day administration and investment operations of the Plan. EBAB is responsible for selecting the investment options in which participants elect to invest their Plan accounts, appointing investment managers to manage one or more of the investment options, and monitoring the performance of the investment options. The Plan also vests EBAB with authority to control and manage the non-investment operations of the Plan. EBAB appointed Newport Trust Company (“Newport”) as the independent fiduciary and investment manager of the Kraft Heinz stock fund of the Plan (the “Stock Fund”). Effective April 14, 2022, the Stock Fund was frozen to new investments (i.e. no future contributions or balance transfers may be made into the Stock Fund).
Throughout the year, employees transfer to various departments within Kraft Heinz, which may result in the employee becoming eligible or, if he or she was already participating in the Plan, ineligible, to participate in the Plan. The provisions of the plans sponsored by Kraft Heinz (including the Plan) provide that when an employee becomes ineligible for their current plan and eligible for a different plan due to a transfer, the employee’s account balance in that plan will follow them and transfer to the plan for which the employee is now eligible. This may result in a transfer to or from the Plan. This is shown as a “Transfer from Kraft Heinz Union Savings Plan” on the statement of changes in net assets available for benefits.
Master Trust
Assets of the Plan are co-invested with the assets of other defined contribution plans sponsored by KHFC in a commingled investment fund known as the Kraft Heinz Defined Contribution Master Trust (the “Master Trust”) for which Fidelity Management Trust Company (the “Trustee”) serves as the trustee. As of December 31, 2025 and December 31, 2024, the other defined contribution plans in the Master Trust included the Savings Plan for Puerto Rico Employees of Kraft Foods Group, Inc. and the Kraft Heinz Union Savings Plan.
Eligibility
Regular full-time employees are eligible to participate in the Plan beginning on their employment commencement date, subject to any probationary period for the specific work unit. Other employees are eligible to participate after the completion of 1,000 hours of service. Employees are not eligible to participate in the Plan unless they are employed by KHFC or an affiliate that has adopted the Plan and are not covered by a collective bargaining agreement.
Participant Contributions
Participant contributions to the Plan may be either tax-deferred, after-tax, Roth 401(k), or a combination thereof (“Participant Contributions”). The total of Participant Contributions may not exceed 75% of a participant’s compensation.
Participant Contributions made by certain highly compensated participants may be limited under the Code. Direct tax-deferred and Roth 401(k) contributions by any participant under the Plan and any other qualified cash or deferred arrangement were limited to $23,500 ($31,000 if over age 50 by year end) in 2025. Total employer and employee contributions to the Plan were limited to $70,000 ($77,500 if over age 50 by year end) or 100% of the participant’s compensation, whichever is less in 2025.

Effective January 1, 2025, the Plan was amended to provide for increased catch-up contributions for participants age 60 to 63, as permitted under the SECURE 2.0 Act of 2022. These contributions were limited to $11,250 in 2025.
Automatic Enrollment and Escalation
The Plan includes a qualified automatic contribution arrangement, pursuant to which all eligible employees are enrolled automatically with a 6% tax-deferred contribution rate unless the employee elects otherwise. These contributions are invested in the Plan’s default investment option unless the employee makes a different investment election.
The default investment option is a BlackRock LifePath Index Funds G that corresponds with the year the participant will reach age 65. Starting the first year after a participant is automatically enrolled in the Plan, the participant’s tax-deferred contribution rate is automatically increased by 1% annually, up to a maximum of 10%. This occurs with the first payroll period in January of each year, and participants may decline these rate increases or elect a different rate. Participants may also elect to have their deferral contributions automatically increased each year by a percentage (between 1% and 10%) and at a time of their choosing, up to a maximum of the Plan or Code limits. Employees may opt out of the automatic enrollment, stop contributions, modify their contribution rate or type, or change their investment elections at any time.
Employer Contributions
Kraft Heinz contributes one dollar for every dollar of employee contribution to the Plan up to 2% of eligible pay, plus 50 cents for every dollar of employee contribution that is between 2% and 6% of eligible pay, for a maximum matching contribution of 4% of eligible pay each year (“Kraft Heinz Matching Contributions”). Beginning January 1st 2024, as part of the SECURE 2.0 Act, a Company match of up to 4% of eligible pay each year is made on qualified employee student loan payments. In no way will a participant’s Matching Contributions for a Plan Year exceed 4% of eligible pay. Kraft Heinz Matching Contributions are invested in accordance with each participant’s current investment election in effect at the time of the contribution, or to the Plan’s default fund in the absence of an investment election.
The Company makes an additional non-elective contribution equal to 3% of eligible pay each year (“Kraft Heinz Non-Elective Contribution”). To receive the Kraft Heinz Non-Elective Contribution, an employee must be employed by Kraft Heinz on the last day of the calendar year, unless they terminate employment during the year after reaching age 55 with at least five years of service with Kraft Heinz, because of disability or death, or because of an applicable Kraft Heinz-designated job elimination, plant shutdown or closing of a unit, permanent layoff in connection with a reduction in force, or sale or other disposition of all or a portion of a business or product line to a purchaser, transferee, or acquirer.
The amount paid in 2026 related to the Kraft Heinz Non-Elective Contribution for 2025 was $32.3 million. $4.2 million of this was funded using forfeitures. The net amount is included in the employer contributions receivable on the statements of net assets available for benefits as of December 31, 2025.
Participant Accounts
The participants’ accounts are credited with Participant Contributions, Kraft Heinz Matching Contributions, Kraft Heinz Non-Elective Contributions, and Plan earnings and charged with benefit payments, allocation of Plan losses, and administrative expenses, as applicable. Each participant has the right to direct the investment of their account to any of the investment options available under the Plan. Alternatively, a participant can elect to have Fidelity Portfolio Advisory Service direct the investment of their account.
The Kraft Heinz Matching Contributions and Kraft Heinz Non-Elective Contributions are based on participants’ eligible earnings while each participant’s investment earnings are determined by the results of the underlying investments selected by the participant. The participant is entitled to the participant’s vested account balance.
Employee Stock Ownership Plan
The employee stock ownership plan (“ESOP”) portion of the Plan permits participants who have an investment in the Stock Fund, to elect, no later than the business day immediately preceding an ex-dividend date with respect to a cash dividend payable on shares of the Company common stock, to have the portion of the dividend that qualifies as a dividend for U.S. federal income tax purposes paid to them in cash or have the dividend reinvested in additional units of the Stock Fund.
Voting Rights for Employer Stock
Each participant is entitled to exercise voting rights with respect to the shares allocated to their account. Participant votes are tabulated by the transfer agent and communicated to the Trustee. The Trustee generally is required to vote any allocated shares for which instructions have not been given by a participant in the same proportion for which the Trustee received participant direction.
Vesting
The portion of a participant’s account that includes Participant Contributions, rollover contributions, dividends paid on investments in the Stock Fund, and related earnings is fully vested at all times.
Kraft Heinz Matching Contributions and Kraft Heinz Non-Elective Contributions made during or after 2016 vest after two years of service. However, regardless of a participant’s years of service, the Kraft Heinz Matching Contribution and Kraft Heinz Non-Elective Contribution accounts will vest immediately if the participant reaches age 65 while employed by Kraft Heinz, or if the participant terminates employment with Kraft Heinz after the beginning of the year in which he or she reaches age 55, due to disability or death, or due to an applicable Company-designated job elimination, plant shutdown or closing of a unit, permanent layoff in connection with a reduction in force, or sale or other disposition of all or a portion of a business or product line to a purchaser, transferee, or acquirer.
Withdrawals and Distributions
A participant’s after-tax (excluding Roth 401(k)) and rollover contributions, plus related earnings, are available for withdrawal at any time. Tax-deferred and Roth 401(k) contributions, and related earnings, are not eligible for withdrawal until the participant reaches age 59½ or terminates employment, unless the participant qualifies for a hardship withdrawal or becomes disabled, as defined in the Plan. In 2016, the Kraft Foods Group, Inc. Thrift Plan (“Legacy Thrift Plan”) merged with the Plan. Matching contributions made to the Legacy Thrift Plan before 2016 are available for withdrawal once the participant reaches age 59½ or has 60 months of continuous participation in the Plan. Kraft Heinz Matching Contributions and Kraft Heinz Non-Elective Contributions, and related earnings, are not eligible for withdrawal until the participant reaches age 59½ or terminates employment, unless the participant becomes disabled, as defined in the Plan.

Effective January 1, 2025, the Plan was amended to allow an Employee to request a qualified birth or adoption distribution (“QBAD”), pursuant to the SECURE 2.0 Act of 2022. The total QBAD a Participant can receive with respect to a child or eligible adoptee is limited to the balance of the Participant’s vested accounts or $5,000, whichever is less.
Forfeitures
If a participant terminates employment, any non-vested Company contributions are forfeited when the participant has a five-year break in service, or, if earlier, when the participant receives a distribution of their entire vested balance. The forfeited amounts are restored if the participant is rehired before incurring a five-year break in service and repays the full amount of any earlier distribution. Benefits also may be forfeited if EBAB is unable to locate a participant, after following its missing participant search procedures, subject to reinstatement if the participant is located or a beneficiary makes a valid claim for the benefit. Forfeitures may be used to restore forfeited amounts to other participants, offset Kraft Heinz Matching Contributions and Kraft Heinz Non-Elective Contributions, and pay certain expenses.
Notes Receivable from Participants
Actively employed participants may request a loan from their accounts. The minimum loan is $1,000, and the maximum is 50% of the vested value of the participant’s account, or, if less, $50,000 reduced by the participant’s highest outstanding loan balance in the preceding 12 months. New loans requested on or after January 1, 2018 are limited to the balance in the participant’s tax deferred account, Roth savings account, after tax account, and rollover account, and the portion of the participant’s in-plan conversion account attributable to such accounts. Participants are charged a $50 loan processing fee. The interest rate is set based on the Reuters prime rate in effect on the last day of the month before the loan is issued plus 1%. Subject to exceptions for participant loans of plans that were merged into the Plan, participants may not have more than one outstanding loan at a time.
Outstanding loans, which are secured by the participant’s interest in the Plan, are repaid through payroll deductions, subject to rules permitting prepayment. Loans may have a repayment term of up to five years (15 years for primary residence loans).
In the event of default, as described by the Plan, participants are considered to have received a distribution and are subject to income taxes on the distributed amount. Participants also may be subject to an additional 10% penalty tax on the taxable distribution if it occurs prior to age 59½.
Plan Termination
KHFC reserves the right, subject to the applicable provisions of ERISA and the Code, to amend (retroactively or otherwise) the Plan, reduce or suspend Kraft Heinz Matching Contributions and/or Kraft Heinz Non-Elective Contributions to the Plan or terminate the Plan. Such actions may be taken at any time, with or without notice to participants. However, no such action may deprive any participant or beneficiary under the Plan of any vested right. In the event the Plan is terminated or partially terminated (within the meaning of the Code), each affected participant will become fully vested in their entire account.
Administrative Expenses
The Plan pays reasonable expenses including record keeping fees, administrative charges, professional fees, trustee fees, brokerage fees, commissions, and expenses incident to the income or assets of the Master Trust or the purchase or sale of securities by the Trustee from the assets of the Master Trust unless paid by Kraft Heinz.